Note 16 - Financial Instruments (Details) - Summary of Fair Value of Financial Instruments (Interest Rate Swap [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, current and long-term portion	$ 1,017,748	$ 2,393,568
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap contracts, current and long-term portion	$ 1,017,748	$ 2,393,568